Long-Term Debt - Terms and Covenants (Details) - Senior unsecured notes due 2021	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Covenant Compliance	As of December 31, 2015, the Company was not in compliance with the covenants described above.
Minimum net worth	$ 100,000,000
Maximum
Debt Instrument [Line Items]
Net borrowings to total assets	70.00%